PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	$ 13,982	$ 13,982
Property, plant and equipment, Ending Balance		15,325	$ 13,982
GrafTech International Ltd
Reconciliation of changes in property, plant and equipment [abstract]
Dispositions	(505)
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	18,004	18,004	16,502
Additions (cash and non-cash)		1,419	1,526
Dispositions		(1,173)	(599)
Acquisitions through business combinations		2,518	79
Transfers and assets reclassified as held for sale		(139)	(56)
Foreign currency translation and other		(287)	552
Property, plant and equipment, Ending Balance		20,342	18,004
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	(4,022)	(4,022)	(2,610)
Depreciation/depletion/impairment expense		(1,680)	(1,686)
Dispositions		553	316
Transfers and assets reclassified as held for sale		103	26
Foreign currency translation and other		29	(68)
Property, plant and equipment, Ending Balance		(5,017)	(4,022)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	382	382
Property, plant and equipment, Ending Balance		392	382
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	382	382	633
Additions (cash and non-cash)		0	1
Dispositions		(44)	(7)
Acquisitions through business combinations		105	0
Transfers and assets reclassified as held for sale		(36)	(267)
Foreign currency translation and other		(15)	22
Property, plant and equipment, Ending Balance		392	382
Land | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	0	0	0
Depreciation/depletion/impairment expense		0	0
Dispositions		0	0
Transfers and assets reclassified as held for sale		0	0
Foreign currency translation and other		0	0
Property, plant and equipment, Ending Balance		0	0
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	4,078	4,078
Property, plant and equipment, Ending Balance		3,930	4,078
Buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	4,271	4,271	3,708
Additions (cash and non-cash)		181	174
Dispositions		(99)	(5)
Acquisitions through business combinations		157	5
Transfers and assets reclassified as held for sale		11	24
Foreign currency translation and other		(154)	365
Property, plant and equipment, Ending Balance		4,367	4,271
Buildings | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	(193)	(193)	(106)
Depreciation/depletion/impairment expense		(206)	(93)
Dispositions		26	2
Transfers and assets reclassified as held for sale		(23)	16
Foreign currency translation and other		(41)	(12)
Property, plant and equipment, Ending Balance		(437)	(193)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	4,147	4,147
Property, plant and equipment, Ending Balance		5,541	4,147
Machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	5,592	5,592	5,035
Additions (cash and non-cash)		799	547
Dispositions		(838)	(150)
Acquisitions through business combinations		1,862	64
Transfers and assets reclassified as held for sale		(39)	14
Foreign currency translation and other		(170)	82
Property, plant and equipment, Ending Balance		7,206	5,592
Machinery and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	(1,445)	(1,445)	(809)
Depreciation/depletion/impairment expense		(711)	(662)
Dispositions		399	52
Transfers and assets reclassified as held for sale		24	(4)
Foreign currency translation and other		68	(22)
Property, plant and equipment, Ending Balance		(1,665)	(1,445)
Machinery and equipment | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Impairment loss		110	46
Vessels
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	3,111	3,111
Property, plant and equipment, Ending Balance		2,858	3,111
Vessels | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	4,171	4,171	3,970
Additions (cash and non-cash)		208	475
Dispositions		(61)	(254)
Acquisitions through business combinations		0	0
Transfers and assets reclassified as held for sale		(121)	(22)
Foreign currency translation and other		0	2
Property, plant and equipment, Ending Balance		4,197	4,171
Vessels | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	(1,060)	(1,060)	(705)
Depreciation/depletion/impairment expense		(431)	(554)
Dispositions		46	193
Transfers and assets reclassified as held for sale		106	6
Foreign currency translation and other		0	0
Property, plant and equipment, Ending Balance		(1,339)	(1,060)
Vessels | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Impairment loss		383	370
Others
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	1,012	1,012
Property, plant and equipment, Ending Balance		1,053	1,012
Others | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	1,931	1,931	1,693
Additions (cash and non-cash)		57	15
Dispositions		(46)	(18)
Acquisitions through business combinations		28	4
Transfers and assets reclassified as held for sale		4	195
Foreign currency translation and other		51	42
Property, plant and equipment, Ending Balance		2,025	1,931
Others | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	(919)	(919)	(793)
Depreciation/depletion/impairment expense		(69)	(114)
Dispositions		29	6
Transfers and assets reclassified as held for sale		0	7
Foreign currency translation and other		(13)	(25)
Property, plant and equipment, Ending Balance		(972)	(919)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	1,252	1,252
Property, plant and equipment, Ending Balance		1,551	1,252
Right-of-use assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	1,657	1,657	1,463
Additions (cash and non-cash)		174	314
Dispositions		(85)	(165)
Acquisitions through business combinations		366	6
Transfers and assets reclassified as held for sale		42	0
Foreign currency translation and other		1	39
Property, plant and equipment, Ending Balance		2,155	1,657
Right-of-use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	$ (405)	(405)	(197)
Depreciation/depletion/impairment expense		(263)	(263)
Dispositions		53	63
Transfers and assets reclassified as held for sale		(4)	1
Foreign currency translation and other		15	(9)
Property, plant and equipment, Ending Balance		(604)	(405)
Oil and gas assets | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Impairment loss		$ 239	$ 276